Off-Balance Sheet Items - Summary of Expected Losses (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 1,270,774	$ 1,278,165
For Documentary Export and Import Credits	120,317	2,734,240
For Guarantees Granted	29,832,953	17,847,860
For Liabilities for Foreign Trade Operations	$ 345,860	$ 752,430